Stockholders' equity	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Stockholders' equity
8.	Stockholders’ equity
Under the Company’s amended articles of incorporation, the Company’s authorized capital stock consists of 2,000,000,000 common shares, par value $0.01 per share, and of 200,000,000 preferred shares, par value $0.01 per share
, of which 706,500 had been issued as of December 31, 2024.
As part of the
Spin-off
discussed in Note 1, the Company issued a total of 2,122 common shares and 600,000 of 5.00% Series A Perpetual Convertible Preferred Shares.
Common shares:

i)	Description
Each outstanding common share is entitled to one vote, either in person or by proxy, on all matters that may be voted upon by their holders at meetings of the shareholders. Holders of common shares (i) have equal ratable rights to dividends from funds legally available therefore, if declared by the Board of Directors; (ii) are entitled to share ratably in all of our assets available for distribution upon liquidation, dissolution or winding up; and (iii) do not have preemptive, subscription or conversion rights or redemption or sinking fund provisions. All issued common shares when issued will be fully paid for and non-assessable.

ii)	Nasdaq Notifications
On August 24, 2023, the Company received a notification from the Nasdaq, indicating that because the closing bid price of the Company’s common stock for 30 consecutive business days, from July 13, 2023 through August 23, 2023, was below the minimum $1.00 per share bid price requirement for continued listing on Nasdaq, the Company was not in compliance with Nasdaq Listing Rule 5550(a)(2). Pursuant to the Nasdaq Listing Rule 5810(c)(3)(A), the applicable grace period to regain compliance is 180 days, or until February 20, 2024.
On February 22, 2024, the Company received a notification from the Listing Qualification Department of Nasdaq notifying the Company that it had been granted an additional 180-day compliance
period, or until August 19, 2024, to regain compliance with the minimum $1.00 bid price per share requirement of the Nasdaq’s Listing Rule 5550(a)(2). On March 15, 2024, the Company received a notice from Nasdaq that the Company’s common stock had a closing bid price of $0.10 or less for ten consecutive trading days, through March 14, 2024, and that, consistent with Nasdaq Listing Rule 5810(c)(3)(A)(iii), Nasdaq had determined to delist the Company’s common stock from the Nasdaq Capital Market. Effective as of the opening of trading on April 12, 2024, the Company effected a 1-for-100 reverse
stock split of its shares of common stock to regain compliance with Nasdaq’s rules. Effective as of December 31, 2024, the Company effected a 1-for-2.5 reverse stock
split of its shares of common stock, and the Company’s common stock began trading on a split-adjusted basis on Nasdaq as of the opening of trading on January 2, 2025. Effective as of April 3, 2025, the Company effected a
1-for-6
reverse stock split of its shares of common stock, and the Company’s common stock began trading
on a split-adjusted basis on Nasdaq as of the opening of trading on April 4, 2025
. No fractional shares were issued in connection to the reverse splits. Stockholders who would otherwise hold a fractional share of the Company’s common stock received a cash payment in l ieu
of such fractional
share
.

iii)	Equity Offerings – common stock and warrants
On July 5, 2023, the Company completed a registered offering and issued 233 common shares, pre-funded
warrants to purchase 2,944 common shares, all of which have subsequently been cash exercised for $0.01 per share, and 4,765,000 Class A warrants, for net proceeds, after discounts and commissions and other issuance costs, of $4,419,178. As of December 31, 2023 and 2024, no Class A warrants had been exercised. As of December 31, 2024, the number of common
shares that can potentially be issued under the outstanding Class A warrants were 3,177 common shares.
The Company in its assessment for the accounting of the Class A warrants has taken into consideration ASC 480 “Distinguishing liabilities from equity” and ASC 815 “Derivatives and Hedging” and determined that the warrants should be classified as equity instead of liability. Upon exercise of the warrants, the holder is entitled to receive common shares.
On January 23, 2024, the Company completed a registered offering and issued 18,627 common shares, 16,100,000 Class B1 warrants exercisable to 10,733 common shares at an exercise price of $562.5 (subject to further adjustments, as described below) or pursuant to an alternative cashless exercise option for no consideration and 32,200,000 Class B2 warrants, exercisable to 21,467 common shares, at an exercise price of $637.5 (subject to further adjustments, as described below), for net proceeds, after discounts and commissions, of $6,132,714. The above exercise price and number of shares issuable upon exercise of Class B1 and Class B2 warrants reflect the proportionate adjustment following the RSS (Note 1). As of December 31, 2024, 134,423 common shares were issued upon the cashless exercise of Class B1 warrants with a fair value of

$
3,848,811 and 221,676 common shares were issued upon the exercise of Class B2 warrants with a fair value of
$
707,258, for net proceeds of $4,229,276.
On March 19, 2024, the Company completed a registered offering and issued 80,000 common shares, 67,450,000 Class C1 warrants exercisable to 44,967 common shares at an exercise price of $112.5 (subject to further adjustments, as described below) or pursuant to an alternative cashless exercise option for no consideration and 134,900,000 Class C2 warrants, exercisable to 89,933 common shares, at an exercise price of $127.5 (subject to further adjustments, as described below), for net proceeds, after discounts and commissions, of $5,281,565. The above exercise price and number of shares issuable upon exercise of Class C1 and Class C2 warrants reflect the proportionate adjustment following the RSS (Note 1). As of December 31, 2024, 139,611 common shares were issued upon the cashless exercise of Class C1 warrants with a fair value of
$
4,043,941 and 83,667 common shares were issued upon the exercise of Class C2 warrants with a fair value of
$
266,987, for net proceeds of $1,578,198.

As of December 31, 2024, the exercise price and number of shares issuable upon exercise of the then outstanding Class B1, Class B2, Class C1 and Class C2 warrants were adjusted further, decreasing the exercise price of the Class B1, Class B2, Class C1 and Class C2 warrants to $1.425, based on the lowest daily VWAP for the Company’s common stock during the adjustment period of the five trading days immediately preceding the effective time of the reverse stock split on December 31, 2024 (Note 1), and increasing the number of shares issuable upon exercise of the warrants, as presented below, pursuant to the terms of such warrants. Following the reverse stock split effective on April 3, 2025 (Note 1), the exercise price of the Class B1, Class B2, Class C1 and Class C2 warrants was further decreased to $3.0391, based on the lowest daily VWAP for the Company’s common stock during an adjustment period commencing five consecutive trading days immediately preceding and the five consecutive trading days following the reverse stock split effective on April 3, 2025, and the number of shares issuable upon exercise of the warrants were increased, as presented below, pursuant to the terms of the warrants, such that the aggregate exercise price of such warrants as of their original issuance date will remain unchanged.

Warrant	Shares to be issued upon exercise of remaining warrants based on the estimated exercise price of $1.425 as of December 31, 2024	Shares to be issued upon exercise of remaining warrants existed as of December 31, 2024 based on the exercise price of $3.0391 as of April 28, 2025
Class B1	111,931	52,511
Class B2	6,606,758	3,097,842
Class C1	26,974	12,649
Class C2	6,939,162	3,253,708
Total	13,684,825	6,416,710
The Company in its assessment for the accounting of the Class B1, Class B2, Class C1 and Class C2 warrants has taken into consideration ASC 480 “Distinguishing liabilities from equity” and ASC 815 “Derivatives and Hedging” and determined that these warrants should be classified as liability due to certain exercise price adjustment clauses included in warrant terms, which provide for a reduction in the warrants’ initial exercise price. For those warrants meeting the classification of liability, the initial recognition is at fair value and are remeasured at each balance sheet date with the offsetting adjustments recorded in change in fair value of warrant liabilities within the consolidated statement of operations. Upon settlement or termination, warrants classified as liabilities at fair value, are marked to their fair value at the settlement date and then the liability settled.
Of the total gross proceeds of the offerings amounting to $13,147,990, $8,176,955 were allocated to the Class B1, Class B2, Class C1 and Class C2 warrants, representing their fair value at issuance, while the remaining gross proceeds of the offerings amounting to $4,971,035 were allocated to common shares. Of the total issuance costs of the offerings amounting to $1,733,711, $1,078,622 were allocated to the Class B1, Class B2, Class C1 and Class C2 warrants based on their relative fair value to the total gross proceeds, were expensed immediately and were included in “General and administrative expenses” in the accompanying consolidated statement of operations, while the remaining $655,089 of the issuance costs were presented contra to the offering proceeds classified within equity.
During the year ended December 31, 2024, upon the exercise of the Class B1, Class B2, Class C1 and Class C2 warrants, as described above, the Company marked the warrants to their fair value at the settlement date and then settled the warrant liability. As of December 31, 2024, the Company re-valued
the outstanding warrants classified as liabilities. For the year ended December 31, 2024, the Company recognized a loss of $11,127,077 resulting from the change in the fair value of the liability for the unexercised warrants and the settlements of the liability throughout the period.
The value of the outstanding warrants as of December 31, 2024, was $10,437,034 and presented under ‘Warrant liability” in the accompanying consolidated balance sheet. The Company values its warrants classified as liabilities using Level 3 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements, as they are derived by using significant unobservable inputs such as historical volatility. The Company uses the Black & Scholes model for the valuation of the warrants at their issuance and at
each settlement and measurement date, under the following assumptions (a) expected volatility (b) risk free rate (c) market value of common stock of, which was the current market price as of the date of each fair value measurement.
For the valuation at the issuance date of the Class B1 and Class B2 warrants, the Company used a volatility of 88.22%, a risk free rate of 4.05% and a market value of common stock of $192.00.
For the valuation at the issuance date of the Class C1 and Class C2 warrants , the Company used a volatility of 83.75%, a risk free rate of 4.31% and a market value of common stock of $45.00.
For the valuation at December 31, 2024, the Company used a volatility of 63.77%, a risk free rate of 4.39% and a market value of common stock of $8.57.
The following table presents the changes in the warrant liability during the year:

Balance as of January 1, 2024	—
Issuance of Class B1 and Class B2 warrants	4,123,210
Issuance of Class C1 and Class C2 warrants	4,053,745
Change in fair value of warrants	11,127,076
Exercise of warrants	(8,866,997)
Balance as of December 31, 2024	10,437,034
Preferred shares:
5.00% Series A Perpetual Convertible Preferred Shares
As part of the
Spin-off,
on June 21, 2023, the Company issued to Imperial 600,000 5.00% Series A Preferred Shares (Note 1) with par value $0.01 and liquidation preference of $25 per share. Each share of Series A Preferred Stock shall entitle the holder to the number of votes equal to the number of shares of common stock into which the share of Series A Preferred Stock is then convertible multiplied by thirty
(30)
 on all matters submitted to a vote of the stockholders of the Company; provided however, that no
holder of Series A Preferred Stock may exercise voting rights pursuant to Series A Preferred Stock that would result in the aggregate voting power of any beneficial owner of such shares and its affiliates to exceed
49.99
% of the total number of votes eligible to be cast on any matter submitted to a vote of stockholders of the Company. Unless the Company has received the affirmative vote or consent of the holders of at least two-thirds
of the outstanding Series A Preferred Shares, voting as a single class, the Company may not (i) adopt any amendment to its articles of incorporation or statement of designations that adversely affects the Series A Preferred Shares, (ii) issue any parity securities if the cumulative dividends payable on outstanding Series A Preferred Shares are in arrears, (iii) create or issue any senior securities, (iv) effect, or enter into any agreement to effect, a change of control or sale of all or substantially all of the Company’s consolidated assets or (v) modify or change the nature of the Company’s or any subsidiary’s business.
The holder of the Series A Preferred Shares may elect to convert, in whole or in part, the Series A Preferred Shares into shares of common stock for a liquidation preference of $25 per share divided by the conversion price, that was the 150% of the volume weighted average price per share of common stock over the five consecutive trading day period commencing on and including June 21, 2023, which had amounted to $5,250, any time, subsequent to September 18, 2023. The conversion price shall be subject to adjustment from time to time (i) if the Company shall at any time or from time to time, pay a stock dividend or otherwise makes a distribution or distributions on its shares of common stock or any other equity or equity equivalent securities payable in shares of common stock, or effect a subdivision or split of the outstanding common shares, the conversion price in effect immediately before such stock dividend or distribution, subdivision or split shall be proportionately decreased and, conversely, if the Company shall, at any time or from time to time, effect a combination (including by means of a reverse stock split) of the outstanding shares of common stock, the conversion price in effect immediately before such combination shall be proportionately increased and (ii) in the event that the Company shall, at any time or from time to time, in a registered offering sell its common stock or convertible securities for aggregate consideration per share of common stock that is less than the conversion price then in effect, the conversion price shall be reduced (but not increased) to an amount equal to the aggregate consideration per share of common stock paid in such registered offering. As of December 31, 2023, the initial conversion price was adjusted to $105 being the lowest consideration per share of common stock paid in a registered offering of the Company which was completed in July 2023. The conversion price of Series A Preferred shares was adjusted to $1.425 as of December 31, 2024 and was further adjusted to $3.0391
, after the reverse stock split effective on April 3, 2025, based on the daily volume weighted average price (“VWAP”) for the Common Stock during the period commencing five consecutive trading days immediately preceding and the five consecutive trading days following the reverse stock split. Pursuant to ASC 260, Earnings per Share and as a result of the decreases in the conversion price of the Series A Preferred shares, the Company recorded a deemed dividend for the down round adjustment of

$
4,578,000
(2023
: $
171,968)
which reduced income available to common shareholders in the Company’s earnings per share calculations (Note
9)
.
The holder of the Series A Preferred Shares shall be entitled to receive dividends from time to time out of any assets of the Company legally available for the payment of dividends at a rate equal to 5.00% per annum when, as, and if declared by the Board of Directors. Dividends, to the extent declared to be paid by the Company, shall be paid quarterly on each January 15, April 15, July 15 and October 15 of each year commencing on October 15, 2023. Dividends on the Series A Preferred Shares shall be payable based on a
360-day
year consisting of twelve
30-day
months. The dividend rate of 5.00% per annum is not subject to adjustment. During the year ended December 31, 2023, the Company recognized dividends on its 600,000 Series A Preferred Shares of $404,167 of which $241,667 was paid during 2023 and the remaining amount of $162,500 was paid to Imperial Petroleum Inc. on January 15, 2024. During the year ended December 31, 2024, the Company recognized dividends on its 600,000 Series A Preferred Shares of $762,500 of which $600,000 was paid during 2024 and the remaining amount of $162,500 was paid to Imperial Petroleum Inc. during the first quarter of 2025 (Note 3).
The Company in its assessment for the accounting of the Series A Preferred Shares determined that the Series A Preferred Shares should be classified as permanent equity instead of liability or temporary equity since they are not redeemable for cash or other assets unless upon an ordinary liquidation event. The Company further analyzed key features of the Series A Preferred Shares to determine whether they are more akin to equity or to debt and concluded that the Series A Preferred Shares are equity-like. In its assessment, the Company identified certain embedded features, examined whether these fall under the definition of a derivative according to the applicable guidance in ASC 815 and concluded that derivative accounting was not applicable.
Series A Preferred Shares were initially measured at fair value. The valuation methodology applied comprised the bifurcation of the value of the Series A Perpetual Convertible Preferred shares in three components namely, the “straight” preferred stock component, the embedded option component and the control premium component. The sum of the three components was used to estimate the value for the Series A Perpetual Convertible Preferred shares at $12,636,000.